Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ Equity

12 Shareholders’ Equity

The Company was incorporated under the laws of the Cayman Islands on 24 August 2022. The authorized share capital of the Company was US$3,200,000 divided into 4,000,000,000 shares comprising of 4,000,000,000 ordinary shares, par value US$0.0008 per share based on amended and restated memorandum and articles of association dated October 14, 2025.